Equity Incentive Plan and Stock-Based Compensation - Summary of Information Regarding Stock Options (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Fair value of options vested during the period	$ 6,336	$ 6,318	$ 2,194
Cash received from options exercised during the period	252	67	81
Intrinsic value of options exercised during the period	$ 491	$ 508	$ 677